UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Year Ended December 31, 2016

January 19, 2017
To B. Riley Diversified Equity Fund Investors:

The B. Riley Diversified Equity Fund’s Institutional shares returned 19.17% to investors in 2016. This was nearly in-line with the Russell 2000® Index return of 21.31%.

In December 2015, the Federal Reserve raised rates for the first time in years. The move was the catalyst for a steep equity market decline that accelerated as 2016 began. The Russell 2000® Index finally found a bottom, bouncing off its lows on February 11th. As always, many questions puzzled investors as the year progressed. The stock market rebounded, but the presidential election, potentially inflated equity market valuations, oil prices and interest rate hikes loomed over investors. There were isolated moments such as the Brexit vote in June that shocked the markets briefly, but the election result remained the focus of debate over market direction. Conventional wisdom assumed a Clinton victory and kept investors relatively calm as the markets tend to enjoy the devil they know better than the one they don’t. As we now know, much like Brexit, Donald Trump shocked the world and won the Presidency of the United States. Markets were down severely overnight but proceeded to rally to new highs as the year ended.

After returning approximately 20% in the third quarter of 2016, the B. Riley Diversified Equity Fund outperformed the Russell 2000® Index by as much as 10% at points in the beginning of the fourth quarter. The Fund is heavily weighted toward the technology sector, and post-election the technology space was actually a drag on markets relative to overall performance, as investors saw a Trump presidency as more positive for industrials and banks. As a result, the Fund finished the year nearly in line with the Russell 2000® Index.

The small-cap equity space has a bright future. We believe the technology space is in its infancy and we remain very positive about the Fund’s holdings. Private equity firms are flush with cash after a high number of exits from their previous investments in the past 12–18 months, and our companies should be very viable targets for potential acquisitions this year.

Sincerely,

Chuck Hastings
Portfolio Manager
B. Riley Diversified Equity Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2016	2/10/2014 to 12/31/2016*

B. Riley Diversified Equity Fund	19.17%	5.59%
Russell 2000® Index	21.31%	9.00%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Fund’s growth of an assumed $10,000 is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2016	9/5/2014 to 12/31/2016*

B. Riley Diversified Equity Fund without the load	18.79%	6.67%
B. Riley Diversified Equity Fund with the load	11.96%	3.98%
Russell 2000® Index	21.31%	8.15%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016

	Shares	Fair Value

COMMON STOCKS – 100.33%

AEROSPACE & DEFENSE – 3.77%
Kratos Defense & Security Solutions Inc.*	24,463	$181,026

AUTO COMPONENTS – 3.78%
Motorcar Parts of America, Inc.*	6,748	181,656

COMMUNICATIONS EQUIPMENT – 10.64%
CalAmp Corp.*	11,350	164,575
Lumentum Holdings Inc.*	4,750	183,588
ViaSat, Inc.*	2,462	163,034

		511,197

INTERNET & CATALOG RETAIL – 3.49%
Nutrisystem, Inc.	4,840	167,706

INTERNET SOFTWARE & SERVICES – 11.53%
Bazaarvoice Inc.*	37,350	181,147
Intralinks Holdings, Inc.*	14,546	196,662
TrueCar, Inc.*	14,081	176,012

		553,821

LEISURE PRODUCTS – 7.55%
Mattel, Inc.	6,300	173,565
MCBC Holdings, Inc.	12,980	189,248

		362,813

MATERIALS – 3.54%
Ferroglobe PLC	15,696	169,988

MEDIA – 7.78%
IMAX Corp.*	5,713	179,388
Reading International, Inc. “A”*	11,695	194,137

		373,525

PHARMACEUTICALS – 3.80%
Prestige Brands Holdings, Inc.*	3,500	182,350

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2016

	Shares	Fair Value

SEMICONDUCTOR – 11.15%
Marvell Technology Group Ltd.	13,718	$190,268
ON Semiconductor Corp.*	14,205	181,256
Skyworks Solutions, Inc.	2,198	164,103

		535,627

SOFTWARE – 11.52%
NetScout Systems, Inc.*	5,321	167,612
Telenav Inc.*	28,910	203,816
TiVo Corp.*	8,699	181,809

		553,237

SPECIALTY RETAIL – 6.93%
American Eagle Outfitters, Inc.	10,670	161,864
Dick’s Sporting Goods, Inc.	3,219	170,929

		332,793

TECHNOLOGY HARDWARE STORAGE – 14.85%
Finisar Corp.*	5,429	164,336
Flex Ltd.*	12,479	179,323
PFSweb Inc.*	21,655	184,068
TransAct Technologies Inc.	28,102	185,473

		713,200

TOTAL COMMON STOCKS – 100.33%		4,818,939

(Cost: $4,185,876)

NET INVESTMENTS IN SECURITIES – 100.33%
(Cost: $4,185,876)		4,818,939
Liabilities in excess of other assets – (0.33%)		(16,018)

NET ASSETS – 100.00%		$4,802,921

*Non-income producing

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investments at fair value (identified cost of $4,185,876) (Note 1)	$4,818,939
Due from advisor	35,213
Prepaid expenses	9,834

TOTAL ASSETS	4,863,986

LIABILITIES
Payable to custodian	56,737
Accrued 12b-1 fees	70
Accrued administration, accounting and transfer agent fees	3,042
Other accrued expenses	1,216

TOTAL LIABILITIES	61,065

NET ASSETS	$4,802,921

Net Assets Consist of:
Paid-in-capital applicable to 413,177 no par value shares of beneficial interest outstanding, unlimited shares authorized	$4,718,960
Accumulated net realized gain (loss) on investments	(549,102)
Net unrealized appreciation (depreciation) of investments	633,063

Net Assets	$4,802,921

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares
Net Assets	$4,771,456
Shares Outstanding (Unlimited number of shares authorized without par value)	410,460
Net Asset Value, Offering and Redemption Price Per Share	$11.63

Class A Shares
Net Assets	$31,465
Shares Outstanding (Unlimited number of shares authorized without par value)	2,717
Net Asset Value, Offering and Redemption Price Per Share	$11.58

Maximum Offering Price Per Share*	$12.29

* Class A Shares will impose a maximum offering price of NAV*100/94.25

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
December 31, 2016

INVESTMENT INCOME
Dividends	$77,922
Interest	26

Total investment income	77,948

EXPENSES
Investment management fees (Note 2)	52,979
12B-1 and servicing fees Class A (Note 2)	71
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	25,000
Custody fees	4,969
Transfer agent fees (Note 2)	18,080
Professional fees	43,752
Filing and registration fees	15,928
Trustee fees	3,888
Compliance fees	7,000
Shareholder reporting	12,478
Shareholder servicing	33,174
Interest expense	529
Other	15,470

Total expenses	262,789
Fee waivers and reimbursed expenses (Note 2)	(209,739)

Net expenses	53,050

Net investment income (loss)	24,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	202,127
Net increase (decrease) in unrealized appreciation (depreciation) of investments	449,278

Net realized and unrealized gain (loss) on investments	651,405

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$676,303

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2016	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$24,898	$(53,283)
Net realized gain (loss) on investments	202,127	35,340
Net increase (decrease) in unrealized appreciation (depreciation) of investments	449,278	(547,123)

Increase (decrease) in net assets from operations	676,303	(565,066)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(29,856)	–
Class A	(142)	–

Decrease in net assets from distributions	(29,998)	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	1,023,756	11,354,919
Class A	2,800	48,809
Distributions reinvested
Institutional Class	27,760	–
Class A	142	–
Shares redeemed
Institutional Class	(1,660,319)	(15,430,653)
Class A	(4,300)	(24,581)

Increase (decrease) in net assets from capital stock transactions	(610,161)	(4,051,506)

NET ASSETS
Increase (decrease) during year	36,144	(4,616,572)
Beginning of year	4,766,777	9,383,349

End of year*	$4,802,921	$4,766,777

*Includes undistributed net investment income (loss) of:	$–	$–

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

			February 10, 2014*
	Year ended	Year ended	through
	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.82	$10.25	$10.00

Investment activities
Net investment income (loss)(1)	0.06	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.82	(0.37)	0.29

Total from investment activities	1.88	(0.43)	0.25

Distributions
Net investment income	(0.07)	–	–

Net asset value, end of period	$11.63	$9.82	$10.25

Total Return	19.17%	(4.20% )	2.50%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	6.20%	3.18%	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	1.25%	1.25%	***
Net investment income (loss)	0.59%	(0.52% )	(0.41%	)***
Portfolio turnover rate	201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$4,771	$4,739	$9,377

(1) Per share amounts calculated using the average number of shares outstanding during the period.
* Inception date
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

			September 5, 2014*
	Year ended	Year ended	through
	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.79	$10.24	$10.01

Investment activities
Net investment income (loss)(1)	0.03	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.81	(0.37)	0.25

Total from investment activities	1.84	(0.45)	0.23

Distributions
Net investment income	(0.05)	–	–

Net asset value, end of period	$11.58	$9.79	$10.24

Total Return(2)	18.79%	(4.39% )	2.30%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	6.45%	3.43%	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	1.50%	1.50%	***
Net investment income (loss)	0.34%	(0.78% )	(0.66%	)***
Portfolio turnover rate	201.69%	202.83%	191.14%	**
Net assets, end of period (000’s)	$31	$28	$6

(1) Per share amounts calculated using the average number of shares outstanding during the period.
(2) Total return does not reflect applicable sales loads.
* Inception date
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2016

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on February 10, 2014. As of December 31, 2016, the Fund offered three classes of shares, Institutional Class and Class A. At December 31, 2016 there were no Investor Class shares outstanding.

The objective of the Fund is to seek to achieve capital appreciation.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stock	$4,818,939	$–	$–	$4,818,939

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the year ended December 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and 2015 and expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended December 31, 2016, there was a decrease in net investment income loss by $5,100 and a decrease paid in capital by $5,100.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. As of December 31, 2016, there were no Investor Class shares outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Advisor” or “B. Riley”) provides investment advisory services for an annual fee of 1.25% of average daily net assets.

The Advisor received, waived, and reimbursed expenses for the year ended December 31, 2016 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed

$52,979	$52,979	$156,760

In the interest of limiting the operating expenses of the Fund, B. Riley has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (but excluding interest, dividend expense on short sales, taxes, brokerage commissions, distribution fees pursuant to Rule 12b-1 Plans, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary counsel of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to April 30, 2018. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2016 was $563,657 and expires as follows:

Recoverable Reimbursements and Expiration Date

2017	2018	2019
$159,056	$194,862	$209,739

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis; while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016 spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connections with such transactions will be executed on a fully disclosed basis through its clearing firm. For the year ended December 31, 2016, B. Riley & Co., LLC received brokerage commissions of $14,275 and the total value of transactions generating brokerage commissions was $17,367,423.

The Fund’s Class A shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended December 31, 2016, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$71

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the year ended December 31, 2016, shareholder service fees of $10,596 were incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2016, FDCC received no commissions from the sale of Fund shares.

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the year ended December 31, 2016, the following fees were earned:

Administration	Transfer Agent	Accounting

$30,000	$18,080	$25,000

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2016 were as follows:

Purchases	Sales

$8,538,197	$8,829,225

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended December 31, 2016 were as follows:

Year ended December 31, 2016

Distributions paid from:
Ordinary income	$29,998

There were no distributions paid during the year ended December 31, 2015.

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$(441,825)
Unrealized appreciation (depreciation)	525,786

$83,961

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

As of December, 31, 2016, the Fund has a capital loss carryforward of $441,825 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $441,825 may be carried forward indefinitely and $284,065 is considered short-term and $157,760 is considered long-term.

As of December 31, 2016, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$4,293,153	$748,567	$(222,781)	$525,786

The difference between book and tax basis net unrealized appreciation is attributable primarily to tax deferral of losses on wash sale.

B. RILEY DIVERSIFIED EQUITY FUND NOTES TO THE FINANCIAL STATEMENTS – continued December 31, 2016

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended December 31, 2016

	Institutional Class Shares	Class A Shares

Shares sold	103,397	247
Shares reinvested	2,309	12
Shares redeemed	(177,591)	(407)

Net increase (decrease)	(71,885)	(148)

Year ended December 31, 2015

	Institutional Class Shares	Class A Shares

Shares sold	1,028,917	4,619
Shares reinvested	–	–
Shares redeemed	(1,461,508)	(2,338)

Net increase (decrease)	(432,591)	2,281

NOTE 6 – ADVANCES

The Fund has the custody agreement with UMB Bank N.A (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2016 the Fund had outstanding average daily balance of $38,700, a weighted average interest rate of 1.37%, and paid $529 in interest. The maximum amount outstanding during the year ended December 31, 2016 was $376,789. At December 31, 2016 the Fund had Advance outstanding of $56,737 which is included in “Payable to custodian” in the Statement of Assets and Liabilities.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the shareholders of B. Riley Diversified Equity Fund

We have audited the accompanying statement of assets and liabilities of the B. Riley Diversified Equity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period February 10, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the B. Riley Diversified Equity Fund as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period February 10, 2014 to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2017

SUPPLEMENTAL INFORMATION
World Funds Trust (the “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1955	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	49	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year : 1958	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	49	None

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year : 1936	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	49	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1945	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. , the Trust's underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1964	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1963	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1954	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1969	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
World Funds Trust (the “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1962	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Birth Year: 1968	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

B. RILEY DIVERSIFIED EQUITY FUND SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

B. RILEY DIVERSIFIED EQUITY FUND FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur Two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2016, and held for the period ended December 31, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

B. RILEY DIVERSIFIED EQUITY FUND – continued FUND EXPENSES (unaudited)

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/16)
Institutional Class Actual	$1,000	$1,219.00	1.25%	$6.97
Institutional Class Hypothetical**	$1,000	$1,018.75	1.25%	$6.34
Class A Actual	$1,000	$1,216.50	1.50%	$8.36
Class A Hypothetical**	$1,000	$1,017.50	1.50%	$7.61

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.
** 5% return before expenses

Investment Advisor:
B. Riley Asset Management, a division of B. Riley Capital Management, LLC 11100 Santa Monica Blvd., Suite 800 Los Angeles, California 90025

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 (800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group™ 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.         CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,000 for 2016 and $16,500 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2016 and $3,000 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the B Riley Diversified Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.       EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 10, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: March 10, 2017

* Print the name and title of each signing officer under his or her signature.